Dow 2x Strategy Fund Expense Example - Dow 2x Strategy Fund - Dow 2x Strategy Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 188
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,043
Expense Example, with Redemption, 10 Years	$ 2,267